Components of Goodwill (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Home Inns Beijing CNY	Dec. 31, 2010 Home Inns Beijing CNY	Dec. 31, 2011 Top Star Hotel Chain CNY	Dec. 31, 2010 Top Star Hotel Chain CNY	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2010 Motel 168 CNY	Dec. 31, 2011 Other acquisitions CNY	Dec. 31, 2010 Other acquisitions CNY
Goodwill [Line Items]
Goodwill	$ 349,184,000	2,197,728,000	390,882,000	137,072,000	137,072,000	191,368,000	191,368,000	1,806,846,000	0	62,442,000	62,442,000